RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of information about key management personnel [text block] [Table Text Block]
	December 31	December 31
	2018	2017

Salaries and short-term employee benefits	$2,754	$2,793
Non-executive director's fees	194	204
Non-executive director's deferred share units	87	(484)
Share-based payments	2,108	2,588
	$5,143	$5,101